Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Line Items]
Finance leases, 2025	$ 15,164
Finance leases, 2026	168,542
Finance leases, Total minimum lease payments	183,706
Finance leases, Less: interest	11,520
Operating leases, Present value of lease obligations	366,229	$ 679,011
Finance leases, Present value of lease obligations	172,186	184,544
Operating leases, Less: Current portion	260,074	443,519
Finance leases, Less: Current portion	6,960	7,141
Operating leases, Long-term portion of lease obligations	106,155	235,492
Finance leases, Long-term portion of lease obligations	165,226	$ 177,403
Operating Leases [Member]
Schedule of Maturities of Operating Lease Liabilities [Line Items]
Operating leases, 2025	285,658
Operating leases, 2026	108,278
Operating leases, Total minimum lease payments	393,936
Operating leases, Less: interest	27,707
Operating leases, Present value of lease obligations	366,229
Operating leases, Less: Current portion	260,074
Operating leases, Long-term portion of lease obligations	$ 106,155